Note 6 - Rophe Acquisition (Detail) (USD $)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 1,200,000	$ 1,200,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	3,000,000	3,000,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.15	$ 0.10	$ 0.083333
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,565,000	1,565,000
Initial Cash Payment on Purchase Price	50,000	50,000
Second Cash Payment on Purchase Price	200,000	200,000
Third Cash Payment on Purchase Price	250,000	250,000
Fourth Cash Payment on Purchase Price	233,333	233,333
Fifth Cash Payment on Purchase Price	233,333	233,333
Sixth Cash Payment on Purchase Price	233,334	233,334
Business Acquisition, Amended Agreement, Cost of Acquired Entity, Other Noncash Consideration (in Shares)	3,000,000	3,000,000
Business Acquisition, Amended Agreement, Cost of Acquired Entity, Additional Cash Consideration	400,000	400,000
First Amended Cash Payment to Purchase Price	35,000	35,000
Second Amended Cash Payment on Purchase Price	65,000	65,000
Third Amended Cash Payment on Purchase Price	233,333	233,333
Fourth Amended Cash Payment on Purchase Price	233,333	233,333
Fifth Amended Cash Payment on Purchase Price	233,334	233,334
Business Acquisition, Balance Due at Period End	36,665	56,502
Business Acquisition, Cost of Acquired Entity, Total Other Noncash Consideration (in Shares)	6,000,000	6,000,000
Payments to Acquire Intangible Assets	865,000	865,000
Business Acquisition, Remaining Contingent Payment	$ 700,000	$ 700,000